DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of December 31, 2022:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States Dollar	$53.0 million
Euro	€375.5 million
British Pound Sterling	£12.9 million
Swedish Krona	SEK 22.0 million
Interest rate swap contract	$700.0 million
Bunker fuel hedges	25.5 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of December 31, 2022
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(5,726)	$—	$490
Non-designated cash flow hedges	(206)	—	872
Fair value hedges	—	—	4
Bunker fuel hedges	(3,396)	—	—
Interest rate swap contracts	—	59,104	—
	$(9,328)	$59,104	$1,366

	Fair Value Measurements as of December 31, 2021
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(222)	$—	$2,183
Non-designated cash flow hedges	(578)	—	202
Bunker fuel hedges	—	—	1,023
Interest rate swap contracts	—	10,102	—
	$(800)	$10,102	$3,408

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for all derivative instruments for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended December 31, 2022
	Gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other income (expense), net

Realized gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$22,546	$—
Non-designated cash flow hedges	—	3,341	—
Bunker fuel hedges	—	2,834	—
Total net realized gains	$—	$28,721	$—
Unrealized gains (losses):
Cash flow hedges	$(6,380)	$—	$—
Non-designated cash flow hedges	—	589	—
Fair values hedges	—	—	469
Bunker fuel hedges	—	(3,437)	—
Interest rate swap contracts	49,002	—	—
Total net unrealized gains (losses)	$42,622	$(2,848)	$469

	Year Ended December 31, 2021
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other income (expense), net

Realized gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$2,399	$—
Non-designated cash flow hedges	—	(403)	—
Bunker fuel hedges	—	2,358	—
Total net realized gains	$—	$4,354	$—
Unrealized gains (losses):
Cash flow hedges	$1,336	$—	$—
Non-designated cash flow hedges	—	388	—
Bunker fuel hedges	—	(1,645)	—
Interest rate swap contracts	10,102	—	—
Total net unrealized gains (losses)	$11,438	$(1,257)	$—

	Year Ended December 31, 2020
	Gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other income (expense), net

Unrealized (losses):	(U.S. Dollars in thousands)
Non-designated cash flow hedges	$—	$(682)	$—
Total net unrealized (losses)	$—	$(682)	$—